UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices) (Zip Code)

Jonathan D. Kreider
President & Chief Executive Officer
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code:
(866) 831-7129
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2026
ITEM 1. REPORT TO STOCKHOLDERS.
Item 1(a):

Empower Mid Cap Value Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXKJX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Mid Cap Value Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Mid Cap Value Fund (Institutional Class/MXKJX)	$ 75	0.70%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,086M
Total number of portfolio holdings	232
Total advisory fee paid	$ 3.8M
Portfolio turnover rate as of the end of the reporting period (not annualized)	116%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.71%
Kinder Morgan Inc	1.34%
AMETEK Inc	1.29%
IQVIA Holdings Inc	1.09%
DR Horton Inc	1.06%
Block Inc	1.05%
Synchrony Financial	1.04%
VICI Properties Inc REIT	1.04%
Atmos Energy Corp	1.03%
Sysco Corp	0.98%
SECTOR ALLOCATION
Material Fund Changes
This is a summary of certain changes and planned changes to the Fund since January 1, 2026.

For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2027 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.
Effective April 30, 2026, the Empower Mid Cap Value Fund added a breakpoint to the annual advisory rate at $3 billion dollars.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Mid Cap Value Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXMVX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Mid Cap Value Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Mid Cap Value Fund (Investor Class/MXMVX)	$ 113	1.05%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,086M
Total number of portfolio holdings	232
Total advisory fee paid	$ 3.8M
Portfolio turnover rate as of the end of the reporting period (not annualized)	116%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.71%
Kinder Morgan Inc	1.34%
AMETEK Inc	1.29%
IQVIA Holdings Inc	1.09%
DR Horton Inc	1.06%
Block Inc	1.05%
Synchrony Financial	1.04%
VICI Properties Inc REIT	1.04%
Atmos Energy Corp	1.03%
Sysco Corp	0.98%
SECTOR ALLOCATION
Material Fund Changes
This is a summary of certain changes and planned changes to the Fund since January 1, 2026.

For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2027 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.
Effective April 30, 2026, the Empower Mid Cap Value Fund added a breakpoint to the annual advisory rate at $3 billion dollars.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower S&P Mid Cap 400
®
Index Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Class L / MXBUX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower S&P Mid Cap 400
®
Index Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P Mid Cap 400 ® Index Fund (Class L/MXBUX)	$ 87	0.80%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,680M
Total number of portfolio holdings	405
Total advisory fee paid	$ 1.3M
Portfolio turnover rate as of the end of the reporting period (not annualized)	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.56%
Twilio Inc Class A	0.85%
Carpenter Technology Corp	0.83%
MKS Inc	0.81%
Curtiss-Wright Corp	0.75%
nVent Electric PLC	0.74%
Entegris Inc	0.74%
ATI Inc	0.72%
Illumina Inc	0.72%
TechnipFMC PLC	0.71%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower S&P Mid Cap 400
®
Index Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXNZX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower S&P Mid Cap 400
®
Index Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P Mid Cap 400 ® Index Fund (Institutional Class/MXNZX)	$ 20	0.18%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,680M
Total number of portfolio holdings	405
Total advisory fee paid	$ 1.3M
Portfolio turnover rate as of the end of the reporting period (not annualized)	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.56%
Twilio Inc Class A	0.85%
Carpenter Technology Corp	0.83%
MKS Inc	0.81%
Curtiss-Wright Corp	0.75%
nVent Electric PLC	0.74%
Entegris Inc	0.74%
ATI Inc	0.72%
Illumina Inc	0.72%
TechnipFMC PLC	0.71%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower S&P Mid Cap 400
®
Index Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXMDX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower S&P Mid Cap 400
®
Index Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P Mid Cap 400 ® Index Fund (Investor Class/MXMDX)	$ 58	0.53%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,680M
Total number of portfolio holdings	405
Total advisory fee paid	$ 1.3M
Portfolio turnover rate as of the end of the reporting period (not annualized)	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.56%
Twilio Inc Class A	0.85%
Carpenter Technology Corp	0.83%
MKS Inc	0.81%
Curtiss-Wright Corp	0.75%
nVent Electric PLC	0.74%
Entegris Inc	0.74%
ATI Inc	0.72%
Illumina Inc	0.72%
TechnipFMC PLC	0.71%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower T. Rowe Price Mid Cap Growth Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXYKX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower T. Rowe Price Mid Cap Growth Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower T. Rowe Price Mid Cap Growth Fund (Institutional Class/MXYKX)	$ 69	0.67%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 2,053M
Total number of portfolio holdings	129
Total advisory fee paid	$ 6.4M
Portfolio turnover rate as of the end of the reporting period (not annualized)	41%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Agilent Technologies Inc	2.39%
Keysight Technologies Inc	2.14%
Mettler-Toledo International Inc	2.07%
MACOM Technology Solutions Holdings Inc	2.02%
Teradyne Inc	2.00%
Datadog Inc Class A	1.88%
Yum! Brands Inc	1.83%
Lattice Semiconductor Corp	1.71%
Burlington Stores Inc	1.70%
Alnylam Pharmaceuticals Inc	1.56%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower T. Rowe Price Mid Cap Growth Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXMGX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower T. Rowe Price Mid Cap Growth Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower T. Rowe Price Mid Cap Growth Fund (Investor Class/MXMGX)	$ 104	1.02%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 2,053M
Total number of portfolio holdings	129
Total advisory fee paid	$ 6.4M
Portfolio turnover rate as of the end of the reporting period (not annualized)	41%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Agilent Technologies Inc	2.39%
Keysight Technologies Inc	2.14%
Mettler-Toledo International Inc	2.07%
MACOM Technology Solutions Holdings Inc	2.02%
Teradyne Inc	2.00%
Datadog Inc Class A	1.88%
Yum! Brands Inc	1.83%
Lattice Semiconductor Corp	1.71%
Burlington Stores Inc	1.70%
Alnylam Pharmaceuticals Inc	1.56%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

ITEM 2. CODE OF ETHICS.

Not required in filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
EMPOWER FUNDS, INC.
("Empower Funds")
Empower Mid Cap Value Fund	Empower S&P Mid Cap 400® Index Fund
Institutional Class Ticker / MXKJX	Institutional Class Ticker / MXNZX
Investor Class Ticker / MXMVX	Investor Class Ticker / MXMDX
Class L Ticker / MXBUX
Empower T. Rowe Price Mid Cap Growth Fund
Institutional Class / MXYKX
Investor Class Ticker / MXMGX
(the "Fund(s)")
Semi-Annual Report
June 30, 2026
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER MID CAP VALUE FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.83%
12,931	Albemarle Corp	$ 1,746,073
18,844	Alcoa Corp	982,526
80,001	Anglogold Ashanti PLC	6,471,281
283,907	Axalta Coating Systems Ltd(a)	9,715,297
228,141	Cleveland-Cliffs Inc(a)	2,142,244
29,239	Coeur Mining Inc	477,181
25,135	DuPont de Nemours Inc	3,409,312
124,638	Eastman Chemical Co	8,348,253
18,141	International Flavors & Fragrances Inc	1,437,130
547	NewMarket Corp	432,808
38,120	PPG Industries Inc	4,623,575
78,776	RPM International Inc	8,755,952
17,214	Steel Dynamics Inc	3,949,924
		52,491,556
Communications — 2.52%
14,898	Comcast Corp Class A	365,746
26,869	eBay Inc	3,002,611
96,753	Fox Corp Class A	5,046,637
2,521	Nexstar Media Group Inc	450,225
19,871	Reddit Inc Class A(a)	3,449,208
45,545	T-Mobile US Inc	7,639,263
407,531	Trade Desk Inc Class A(a)	7,368,160
		27,321,850
Consumer, Cyclical — 12.33%
188,467	Aramark	10,723,772
42,836	AutoNation Inc(a)	7,958,500
50,174	Birkenstock Holding PLC(a)(b)	2,158,987
74,906	BJ's Wholesale Club Holdings Inc(a)	6,533,302
29,783	BorgWarner Inc	1,977,591
73,779	Brunswick Corp	6,215,143
11,976	Casey's General Stores Inc	9,518,405
50,599	Chipotle Mexican Grill Inc(a)	1,720,366
13,491	Copart Inc(a)	380,311
40,146	Deckers Outdoor Corp(a)	3,986,096
1,184	Dillard's Inc Class A	625,649
106,728	Dolby Laboratories Inc Class A(b)	5,611,758
15,346	Dollar General Corp	1,766,478
70,863	DR Horton Inc	11,542,165
23,566	Ferguson Enterprises Inc	5,592,922
7,782	Five Below Inc(a)	1,399,126
30,317	GameStop Corp Class A(a)(b)	669,399
377,286	Gentex Corp	9,534,017
191,781	LKQ Corp	5,049,594
101,796	Macy's Inc	2,397,296
485,744	Mattel Inc(a)	6,742,127
19,976	Ollie's Bargain Outlet Holdings Inc(a)	1,535,755
40,467	O'Reilly Automotive Inc(a)	3,726,606
18,377	PACCAR Inc	2,207,445
25,097	PulteGroup Inc	3,443,559
Shares		Fair Value
Consumer, Cyclical — (continued)
107,467	Rivian Automotive Inc Class A(a)(b)	$ 1,864,553
28,035	SiteOne Landscape Supply Inc(a)	3,207,484
8,868	Starbucks Corp	906,221
9,026	Tesla Inc(a)	3,796,336
41,830	Thor Industries Inc(b)	3,143,943
26,924	TJX Cos Inc	4,078,986
9,475	Watsco Inc(b)	3,948,517
		133,962,409
Consumer, Non-Cyclical — 18.10%
2,517	Agilent Technologies Inc	334,333
55,303	Align Technology Inc(a)	9,327,404
13,025	Bio-Rad Laboratories Inc Class A(a)	3,824,270
151,100	Block Inc(a)	11,483,600
184,996	Boston Scientific Corp(a)	7,895,629
52,895	Bright Horizons Family Solutions Inc(a)	3,749,198
36,473	Centene Corp(a)	2,341,202
19,531	Chemed Corp	9,096,368
1,648	Coca-Cola Consolidated Inc	314,636
99,892	Cooper Cos Inc(a)	7,163,255
68,395	CVS Health Corp	7,075,463
114,447	Darling Ingredients Inc(a)	6,251,095
107,354	elf Beauty Inc(a)	7,944,196
92,982	Encompass Health Corp	9,398,621
24,764	Equifax Inc	3,930,542
49,608	Euronet Worldwide Inc(a)	3,630,810
101,734	GE HealthCare Technologies Inc	6,511,993
72,327	Globus Medical Inc Class A(a)	5,714,557
17,683	Grand Canyon Education Inc(a)	2,530,614
37,276	H&R Block Inc	1,419,470
10,833	HCA Healthcare Inc	4,223,679
61,417	IQVIA Holdings Inc(a)	11,866,993
200,069	Kenvue Inc	3,823,319
8,699	Kimberly-Clark Corp	954,889
9,734	Kroger Co	540,529
71,761	MarketAxess Holdings Inc	8,144,156
24,120	Medtronic PLC	1,886,908
24,236	Moderna Inc(a)	1,697,247
18,607	Molina Healthcare Inc(a)	4,255,421
22,492	PepsiCo Inc	3,045,417
5,775	Performance Food Group Co(a)	645,587
125,922	Pilgrim's Pride Corp	3,539,667
28,771	Quest Diagnostics Inc	6,098,014
21,384	Revvity Inc	2,379,184
85,252	Roivant Sciences Ltd(a)	3,017,068
14,051	STERIS PLC	2,958,719
128,663	Sysco Corp	10,753,653
8,170	Tempus AI Inc Class A(a)(b)	473,288
8,593	Tenet Healthcare Corp(a)	1,607,579
152,925	Tyson Foods Inc Class A	8,754,956

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER MID CAP VALUE FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
40,458	Universal Health Services Inc Class B	$ 6,015,700
		196,619,229
Energy — 6.71%
293,043	Antero Midstream Corp	6,666,728
141,420	Antero Resources Corp(a)	4,969,499
52,794	APA Corp	1,719,501
102,902	Baker Hughes Co	5,711,061
4,384	Cheniere Energy Inc	1,047,820
44,409	ConocoPhillips	4,616,759
15,948	Enphase Energy Inc(a)	785,279
6,786	First Solar Inc(a)	1,601,225
183,885	Halliburton Co	6,242,896
458,462	Kinder Morgan Inc	14,657,030
38,159	Marathon Petroleum Corp	9,756,112
210,576	NOV Inc	3,906,185
42,669	Occidental Petroleum Corp	2,072,433
15,290	ONEOK Inc	1,329,313
48,444	Ovintiv Inc	2,550,576
31,506	TechnipFMC PLC	2,088,848
12,217	Valero Energy Corp	3,181,795
		72,903,060
Financial — 23.09%
36,122	AGNC Investment Corp REIT	393,730
177,235	American Homes 4 Rent Class A REIT	5,940,917
234,080	Blue Owl Capital Inc	2,048,200
5,239	Capital One Financial Corp	1,051,048
22,543	Cboe Global Markets Inc	5,470,510
111,628	Central BanCo Inc	3,391,259
81,468	Citizens Financial Group Inc	5,708,463
23,227	CME Group Inc	5,129,219
27,522	Coinbase Global Inc Class A(a)	4,023,441
52,078	Cousins Properties Inc REIT	1,561,298
18,406	Digital Realty Trust Inc REIT	3,305,350
653	Equinix Inc REIT	680,681
16,849	Evercore Inc Class A	5,752,923
14,078	Extra Space Storage Inc REIT	2,045,533
84,721	Fidelity National Financial Inc	3,995,442
123,637	First Hawaiian Inc	3,622,564
180,388	FNB Corp	3,441,803
34,950	Hanover Insurance Group Inc	7,483,494
333,504	Healthcare Realty Trust Inc REIT	6,726,776
461,678	Healthpeak Properties Inc REIT	9,879,909
424,782	Host Hotels & Resorts Inc REIT	10,071,581
33,558	Huntington Bancshares Inc	594,983
336,636	Invesco Ltd	8,883,824
5,248	JPMorgan Chase & Co	1,717,828
77,891	Kilroy Realty Corp REIT(b)	2,918,576
28,987	Kinsale Capital Group Inc	9,560,202
79,280	Lineage Inc REIT(b)	3,428,860
Shares		Fair Value
Financial — (continued)
60,841	Loews Corp	$ 6,887,809
13,959	Mastercard Inc Class A	7,169,342
131,270	Nasdaq Inc	10,346,701
156,644	OneMain Holdings Inc	9,550,585
36,729	PNC Financial Services Group Inc	9,043,414
55,226	Prosperity Bancshares Inc	4,033,155
14,003	Raymond James Financial Inc	2,128,876
202,228	Rexford Industrial Realty Inc REIT	6,774,638
60,351	Rocket Cos Inc Class A(a)	950,528
413,404	SoFi Technologies Inc(a)	7,412,333
42,183	SouthState Bank Corp	4,214,082
230,767	STAG Industrial Inc REIT	8,782,992
368,117	Starwood Property Trust Inc REIT(b)	6,029,757
131,002	Stifel Financial Corp	9,140,010
149,690	Synchrony Financial	11,383,924
45,708	Tradeweb Markets Inc Class A	4,555,259
426,637	VICI Properties Inc REIT	11,327,212
86,291	Voya Financial Inc	7,811,924
7,215	Welltower Inc REIT	1,637,589
115,099	Weyerhaeuser Co REIT	2,755,470
		250,764,014
Industrial — 19.84%
3,572	Acuity Inc	1,345,430
58,147	AMETEK Inc	14,068,085
73,660	Amrize Ltd	3,926,078
10,771	ATI Inc(a)	2,122,964
34,910	Avnet Inc	3,100,706
5,530	Boeing Co(a)	1,197,079
33,368	Clean Harbors Inc(a)	9,968,690
9,507	Coherent Corp(a)	3,750,226
11,951	Crane Co	2,665,910
76,142	Crown Holdings Inc	8,514,198
16,777	Eagle Materials Inc	3,774,825
46,299	Emerson Electric Co	6,627,702
49,127	Everus Construction Group Inc(a)	8,152,625
5,819	Fabrinet(a)	3,270,744
231,572	Gates Industrial Corp PLC(a)	6,477,069
10,481	Huntington Ingalls Industries Inc	2,933,527
32,407	Illinois Tool Works Inc	8,765,121
28,548	Ingersoll Rand Inc	2,340,651
3,945	Jabil Inc	1,520,719
212,259	James Hardie Industries PLC(a)	5,556,940
65,032	Kirby Corp(a)	8,842,401
11,870	Littelfuse Inc	5,404,767
2,045	Mettler-Toledo International Inc(a)	2,612,508
15,338	MSA Safety Inc	2,677,708
73,314	Mueller Industries Inc	9,012,490
22,419	Old Dominion Freight Line Inc	4,855,955

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER MID CAP VALUE FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
Industrial — (continued)
56,658	Otis Worldwide Corp	$ 4,056,713
8,809	Parker-Hannifin Corp	8,616,259
11,013	RBC Bearings Inc(a)	7,093,033
13,006	Regal Rexnord Corp	3,097,899
27,172	Republic Services Inc	5,789,810
10,685	RTX Corp	2,027,265
35,891	Ryder System Inc	9,466,969
18,562	Saia Inc(a)	7,817,572
14,478	Sanmina Corp(a)	3,664,092
27,283	Simpson Manufacturing Co Inc	5,711,696
11,957	StandardAero Inc(a)	357,634
53,320	Tetra Tech Inc	1,540,415
16,289	Textron Inc	1,494,190
20,040	Universal Display Corp	1,735,264
56,763	Veralto Corp	5,033,743
16,547	Vulcan Materials Co	4,881,530
1,635	Westinghouse Air Brake Technologies Corp	440,796
44,508	XPO Inc(a)	9,137,047
		215,447,045
Technology — 6.22%
29,855	Apple Inc	8,638,843
30,469	BILL Holdings Inc(a)	1,101,759
127,617	Cognizant Technology Solutions Corp Class A	4,942,607
42,016	Genpact Ltd	1,155,440
17,944	Hewlett Packard Enterprise Co	809,454
2,439	MACOM Technology Solutions Holdings Inc(a)	927,722
27,411	ON Semiconductor Corp(a)	2,591,436
153,902	Parsons Corp(a)	8,062,926
19,523	Qorvo Inc(a)	1,820,910
1,352	Roper Technologies Inc	457,503
347	Seagate Technology Holdings PLC	334,855
34,619	Skyworks Solutions Inc(b)	2,347,168
16,699	Synopsys Inc(a)	7,448,923
5,108	Texas Instruments Inc	1,522,542
23,367	Twilio Inc Class A(a)	4,821,313
Shares		Fair Value
Technology — (continued)
6,253	Western Digital Corp	$ 3,993,916
49,580	Workday Inc Class A(a)	6,069,583
106,208	Zoom Communications Inc(a)	9,166,812
9,231	Zscaler Inc(a)	1,302,956
		67,516,668
Utilities — 5.19%
683,750	AES Corp	10,023,775
65,077	Atmos Energy Corp	11,210,815
98,663	Clearway Energy Inc Class C	3,372,301
61,599	National Fuel Gas Co	4,756,059
186,517	OGE Energy Corp	9,075,917
424,825	PG&E Corp	7,145,557
43,083	Public Service Enterprise Group Inc	3,496,616
11,296	Talen Energy Corp(a)	4,340,601
22,885	UGI Corp	790,448
27,624	Xcel Energy Inc	2,218,207
		56,430,296
TOTAL COMMON STOCK — 98.83% (Cost $1,044,875,972)		$1,073,456,127
GOVERNMENT MONEY MARKET MUTUAL FUNDS
18,717,526	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 3.60%(d)	18,717,526
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.72% (Cost $18,717,526)		$18,717,526
TOTAL INVESTMENTS — 100.55% (Cost $1,063,593,498)		$1,092,173,653
OTHER ASSETS & LIABILITIES, NET — (0.55)%		$(6,009,442)
TOTAL NET ASSETS — 100.00%		$1,086,164,211

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of June 30, 2026.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of June 30, 2026.
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER MID CAP VALUE FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
As of June 30, 2026, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Long
S&P Mid 400® Emini Futures	16	USD	6,216	Sep 2026	$72,110
				Net Appreciation	$72,110
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.96%
121,770	Alcoa Corp	$ 6,349,088
20,817	Ashland Inc	1,371,632
97,911	Axalta Coating Systems Ltd(a)	3,350,514
23,855	Cabot Corp	2,166,511
22,953	Carpenter Technology Corp	14,158,329
262,843	Cleveland-Cliffs Inc(a)	2,468,096
475,920	Coeur Mining Inc	7,767,014
50,805	Commercial Metals Co	3,188,014
309,193	Hecla Mining Co	4,770,848
62,458	MP Materials Corp(a)(b)	3,498,272
3,586	NewMarket Corp	2,837,387
52,452	Olin Corp	1,039,599
23,495	Reliance Inc	8,777,732
37,400	Royal Gold Inc	7,465,414
59,091	RPM International Inc	6,567,965
73,273	Solstice Advanced Materials Inc	6,491,988
15,622	Westlake Corp	1,140,406
		83,408,809
Communications — 2.43%
110,557	Chewy Inc Class A(a)	2,172,445
96,557	Hims & Hers Health Inc(a)(b)	3,347,631
11,861	InterDigital Inc	3,358,205
75,846	Maplebear Inc(a)	3,591,308
74,319	New York Times Co Class A	5,200,844
13,247	Nexstar Media Group Inc	2,365,782
221,636	Pinterest Inc Class A(a)	4,661,005
60,349	Roku Inc(a)	8,336,611
87,028	Sirius XM Holdings Inc	2,570,807
107,698	Viavi Solutions Inc(a)	5,142,579
		40,747,217
Consumer, Cyclical — 12.48%
21,039	Abercrombie & Fitch Co Class A(a)	1,893,720
49,863	Alaska Air Group Inc(a)	2,602,848
303,693	American Airlines Group Inc(a)	5,487,733
121,021	Aramark	6,886,095
31,812	Autoliv Inc	3,695,600
11,062	AutoNation Inc(a)	2,055,209
96,063	Bath & Body Works Inc	2,221,937
58,573	BJ's Wholesale Club Holdings Inc(a)	5,108,737
93,348	BorgWarner Inc	6,198,307
24,710	Boyd Gaming Corp	2,182,634
29,923	Brunswick Corp	2,520,714
28,645	Burlington Stores Inc(a)	9,074,736
54,454	Capri Holdings Ltd(a)	1,011,211
46,211	Cava Group Inc(a)	3,626,639
9,410	Choice Hotels International Inc(b)	1,037,641
30,806	Churchill Downs Inc	2,761,450
11,333	Columbia Sportswear Co	700,606
87,323	Core & Main Inc Class A(a)	4,213,335
Shares		Fair Value
Consumer, Cyclical — (continued)
23,273	Crocs Inc(a)	$ 2,807,655
30,575	Dick's Sporting Goods Inc	6,934,716
27,975	Dolby Laboratories Inc Class A	1,470,926
58,716	Dutch Bros Inc Class A(a)	4,216,396
17,759	FirstCash Holdings Inc	3,841,627
25,350	Five Below Inc(a)	4,557,676
49,375	Floor & Decor Holdings Inc Class A(a)	2,930,900
189,102	GameStop Corp Class A(a)(b)	4,175,372
105,378	Gap Inc	1,968,461
100,382	Gentex Corp	2,536,653
127,757	Goodyear Tire & Rubber Co(a)	843,196
47,882	Harley-Davidson Inc	1,171,194
28,518	Hilton Grand Vacations Inc(a)	1,493,488
19,108	Hyatt Hotels Corp Class A(b)	3,703,895
28,812	KB Home	1,803,343
23,526	Lear Corp	3,153,896
10,483	Lithia Motors Inc	3,045,207
122,747	Macy's Inc	2,890,692
130,818	Mattel Inc(a)	1,815,754
21,171	MSC Industrial Direct Co Inc Class A	2,518,290
7,777	Murphy USA Inc	4,190,792
28,058	Ollie's Bargain Outlet Holdings Inc(a)	2,157,099
8,440	Penske Automotive Group Inc(b)	1,510,338
34,897	Planet Fitness Inc Class A(a)	1,820,577
24,402	Polaris Inc	1,670,073
21,028	PVH Corp	1,561,539
85,520	RB Global Inc	9,958,804
6,911	RH(a)	1,138,449
20,644	Scotts Miracle-Gro Co	1,406,063
32,477	SharkNinja Inc(a)	4,945,273
96,768	Somnigroup International Inc	7,586,611
43,075	Taylor Morrison Home Corp(a)	3,090,201
30,549	Texas Roadhouse Inc	5,902,983
24,238	Thor Industries Inc(b)	1,821,728
43,730	Toll Brothers Inc	7,204,517
27,656	Travel + Leisure Co	2,113,748
16,442	Vail Resorts Inc(b)	2,238,578
150,855	VF Corp	2,516,261
12,417	Visteon Corp	1,231,891
67,035	Warner Music Group Corp Class A	1,814,637
16,085	Watsco Inc	6,703,102
22,468	WESCO International Inc	7,761,121
28,937	Whirlpool Corp	1,140,697
12,764	Wingstop Inc	2,213,405
35,078	Wyndham Hotels & Resorts Inc	2,953,918
35,517	YETI Holdings Inc(a)	1,760,223
		209,571,117
Consumer, Non-Cyclical — 14.12%
160,961	Albertsons Cos Inc Class A	2,177,802

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
177,079	API Group Corp(a)	$ 7,499,296
64,280	Arrowhead Pharmaceuticals Inc(a)	5,239,463
314,834	Avantor Inc(a)	3,116,857
7,696	Avis Budget Group Inc(a)(b)	1,137,700
88,527	BioMarin Pharmaceutical Inc(a)	5,065,515
8,303	Bio-Rad Laboratories Inc Class A(a)	2,437,844
55,271	Booz Allen Hamilton Holding Corp	3,353,292
3,473	Boston Beer Co Inc Class A(a)	614,825
19,134	Brink's Co	1,807,972
51,293	Bruker Corp	3,086,813
73,670	Celsius Holdings Inc(a)	2,157,058
6,090	Chemed Corp	2,836,357
25,957	Coca-Cola Consolidated Inc	4,955,711
63,202	Cytokinetics Inc(a)	5,384,178
72,530	Darling Ingredients Inc(a)	3,961,589
90,792	DENTSPLY SIRONA Inc	963,303
229,495	Elanco Animal Health Inc(a)	5,647,872
27,330	elf Beauty Inc(a)	2,022,420
46,287	Encompass Health Corp	4,678,690
26,652	Ensign Group Inc	4,272,316
75,048	Envista Holdings Corp(a)	1,977,515
15,301	Euronet Worldwide Inc(a)	1,119,880
115,679	Exelixis Inc(a)	6,294,094
13,991	FTI Consulting Inc(a)	2,084,799
51,456	Globus Medical Inc Class A(a)	4,065,538
1,564	Graham Holdings Co Class B	1,785,181
11,589	Grand Canyon Education Inc(a)	1,658,502
58,593	H&R Block Inc	2,231,221
21,509	Haemonetics Corp(a)	1,613,175
54,379	Halozyme Therapeutics Inc(a)	4,256,244
39,466	HealthEquity Inc(a)	3,564,569
69,430	Illumina Inc(a)	12,207,876
28,797	Ingredion Inc	2,727,364
28,909	Jazz Pharmaceuticals PLC(a)	6,966,202
30,510	Lantheus Holdings Inc(a)	3,384,779
25,350	LivaNova PLC(a)	2,084,531
9,401	Marzetti Co	1,073,218
10,301	Medpace Holdings Inc(a)	5,455,307
9,594	Morningstar Inc	1,496,856
46,307	Neurocrine Biosciences Inc(a)	7,804,350
71,903	Option Care Health Inc(a)	1,507,806
20,139	Paylocity Holding Corp(a)	2,105,130
18,050	Penumbra Inc(a)(b)	5,699,288
72,434	Performance Food Group Co(a)	8,097,397
20,144	Pilgrim's Pride Corp	566,248
17,416	Post Holdings Inc(a)	1,537,136
24,414	Repligen Corp(a)	3,331,046
207,475	Roivant Sciences Ltd(a)	7,342,540
62,263	Service Corp International	4,729,497
26,605	Shift4 Payments Inc Class A(a)(b)	1,294,067
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
123,053	Sotera Health Co(a)	$ 2,184,191
42,662	Sprouts Farmers Market Inc(a)	3,608,352
39,596	Tenet Healthcare Corp(a)	7,407,620
215,198	Toast Inc Class A(a)	5,986,808
88,857	TransUnion	6,410,144
35,825	UL Solutions Inc Class A	3,649,134
19,526	United Therapeutics Corp(a)	10,579,772
101,602	US Foods Holding Corp(a)	10,388,804
58,793	Valvoline Inc(a)	2,324,675
15,757	WEX Inc(a)	2,223,155
		237,240,884
Energy — 4.82%
152,822	Antero Midstream Corp	3,476,701
135,187	Antero Resources Corp(a)	4,750,471
26,311	Chord Energy Corp	3,007,347
65,089	CNX Resources Corp(a)	2,208,470
46,962	DT Midstream Inc	6,891,204
69,618	HF Sinclair Corp	4,848,894
53,426	Matador Resources Co	2,659,546
61,791	Murphy Oil Corp	2,011,915
68,358	Nextpower Inc Class A(a)	8,144,172
165,888	NOV Inc	3,077,222
124,839	Ovintiv Inc	6,572,773
38,076	PBF Energy Inc Class A	1,733,220
363,464	Permian Resources Corp Class A	6,691,372
109,246	Range Resources Corp	4,062,859
183,429	TechnipFMC PLC	12,161,343
29,787	Valaris Ltd(a)	2,162,536
89,504	Viper Energy Inc Class A	3,794,970
33,054	Weatherford International PLC	2,693,901
		80,948,916
Financial — 20.35%
12,199	Affiliated Managers Group Inc	4,128,142
54,931	Agree Realty Corp REIT	4,160,474
129,802	Ally Financial Inc	5,964,402
31,969	American Financial Group Inc	4,473,742
88,784	American Healthcare Inc REIT	4,630,085
144,782	American Homes 4 Rent Class A REIT	4,853,093
338,883	Annaly Capital Management Inc REIT	7,577,424
75,671	Associated Banc-Corp	2,328,397
48,132	Bank OZK	2,507,196
26,154	Brighthouse Financial Inc(a)	1,655,548
140,698	Brixmor Property Group Inc REIT	4,436,208
108,847	CareTrust Inc REIT	4,391,976
119,215	Carlyle Group Inc	5,020,144
43,562	CNO Financial Group Inc	2,220,791

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
Financial — (continued)
130,748	Columbia Banking System Inc	$ 4,190,474
63,573	Commerce Bancshares Inc	3,671,341
52,156	COPT Defense Properties REIT	1,897,957
111,386	Corebridge Financial Inc	3,188,981
77,039	Cousins Properties Inc REIT	2,309,629
105,109	CubeSmart REIT	4,180,185
29,288	Cullen/Frost Bankers Inc	4,525,582
63,528	East West Bancorp Inc	8,200,830
24,638	EastGroup Properties Inc REIT	4,989,934
35,185	EPR Properties REIT	2,041,082
131,019	Equitable Holdings Inc	5,749,113
89,504	Equity LifeStyle Properties Inc REIT	5,768,533
40,882	Essent Group Ltd	2,627,895
17,865	Evercore Inc Class A	6,099,826
31,540	Federated Hermes Inc	1,741,639
117,284	Fidelity National Financial Inc	5,531,114
46,878	First American Financial Corp	3,215,362
59,729	First Financial Bankshares Inc	2,066,623
216,213	First Horizon Corp	5,543,701
60,778	First Industrial Realty Trust Inc REIT	3,726,299
138,041	Flagstar Bank NA	2,062,333
164,360	FNB Corp	3,135,989
130,703	Gaming & Leisure Properties Inc REIT	5,820,204
58,931	Glacier Bancorp Inc	3,039,661
18,719	Hamilton Lane Inc Class A	1,475,619
37,934	Hancock Whitney Corp	2,834,428
16,362	Hanover Insurance Group Inc	3,503,432
161,730	Healthcare Realty Trust Inc REIT	3,262,094
84,688	Home BancShares Inc	2,417,842
24,882	Houlihan Lokey Inc	3,337,423
108,151	Independence Realty Trust Inc REIT	1,805,040
24,781	International Bancshares Corp	1,882,117
56,457	Janus Henderson Group PLC	2,932,941
76,177	Jefferies Financial Group Inc	3,807,327
21,195	Jones Lang LaSalle Inc(a)	6,569,390
50,872	Kilroy Realty Corp REIT(b)	1,906,174
10,181	Kinsale Capital Group Inc	3,357,796
93,421	Kite Realty Group Trust REIT	2,651,288
40,132	Lamar Advertising Co Class A REIT	6,259,789
94,524	MGIC Investment Corp	2,665,577
32,502	National Storage Affiliates Trust REIT	1,445,364
88,032	NNN Inc REIT	4,096,129
159,335	Old National Bancorp	4,126,776
101,291	Old Republic International Corp	4,144,828
136,053	Omega Healthcare Investors Inc REIT	6,487,007
Shares		Fair Value
Financial — (continued)
90,689	Park Hotels & Resorts Inc REIT	$ 1,292,318
69,415	Pinnacle Financial Partners Inc	7,002,585
14,105	Primerica Inc	4,008,641
46,909	Prosperity Bancshares Inc	3,425,764
127,248	Rayonier Inc REIT	2,707,837
30,367	Reinsurance Group of America Inc	6,457,543
19,548	RenaissanceRe Holdings Ltd	6,194,761
101,359	Rexford Industrial Realty Inc REIT	3,395,527
42,442	RLI Corp	2,507,049
52,182	Ryan Specialty Holdings Inc(b)	1,970,392
116,290	Sabra Health Care Inc REIT	2,268,818
42,541	SEI Investments Co	3,731,271
27,687	Selective Insurance Group Inc	2,685,916
84,388	SLM Corp	2,189,025
44,073	SouthState Bank Corp	4,402,892
88,483	STAG Industrial Inc REIT	3,367,663
161,222	Starwood Property Trust Inc REIT	2,640,816
70,020	Stifel Financial Corp	4,885,295
20,420	Texas Capital Bancshares Inc	2,108,569
32,812	UMB Financial Corp	4,684,241
64,564	United Bankshares Inc	2,958,968
67,468	Unum Group	6,031,639
219,692	Valley National Bancorp	3,218,488
73,662	Vornado Realty Trust REIT	2,894,917
41,480	Voya Financial Inc	3,755,184
74,101	Webster Financial Corp	5,662,798
47,019	Western Alliance Bancorp	3,864,962
30,725	Wintrust Financial Corp	4,938,122
101,041	WP Carey Inc REIT	7,224,431
67,819	Zions Bancorp NA	4,692,397
		341,809,119
Industrial — 25.74%
31,324	AAON Inc	3,973,763
14,057	Acuity Inc	5,294,710
33,099	Advanced Drainage Systems Inc	5,195,219
17,426	Advanced Energy Industries Inc	6,497,632
59,739	AECOM	4,169,782
14,703	AeroVironment Inc(a)(b)	2,427,024
27,771	AGCO Corp	3,324,189
16,669	Applied Industrial Technologies Inc	5,636,622
29,704	AptarGroup Inc	3,718,941
23,632	Arrow Electronics Inc(a)	5,043,305
62,586	ATI Inc(a)	12,335,700
41,450	Avient Corp	1,531,992
37,627	Avnet Inc	3,342,030
17,994	Belden Inc	2,157,661
42,214	BWX Technologies Inc	8,216,955

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
Industrial — (continued)
18,368	Carlisle Cos Inc	$ 6,662,992
20,591	Chart Industries Inc(a)	4,302,284
22,624	Clean Harbors Inc(a)	6,758,920
408,698	CNH Industrial NV	4,589,679
76,474	Cognex Corp	5,538,247
22,430	Crane Co	5,003,460
50,088	Crown Holdings Inc	5,600,840
16,981	Curtiss-Wright Corp	12,867,522
52,861	Donaldson Co Inc	4,745,332
13,803	Dycom Industries Inc(a)	6,978,659
14,473	Eagle Materials Inc	3,256,425
16,892	EnerSys	3,949,687
26,154	ESAB Corp	2,579,569
23,121	Exponent Inc	1,358,590
16,505	Fabrinet(a)	9,277,130
58,600	Flowserve Corp	4,345,776
64,070	Fluor Corp(a)	3,356,627
55,339	Fortune Brands Innovations Inc	3,038,111
16,424	GATX Corp	2,910,169
76,327	Graco Inc	5,771,084
137,470	Graphic Packaging Holding Co(b)	1,453,058
11,512	Greif Inc Class A	857,529
52,560	GXO Logistics Inc(a)	2,664,792
34,800	Hexcel Corp	3,482,088
4,025	IES Holdings Inc(a)	2,957,007
40,952	ITT Inc	8,098,668
24,999	Kirby Corp(a)	3,399,114
26,071	Knife River Corp(a)	2,180,839
74,593	Knight-Swift Transportation Holdings Inc	5,808,557
87,823	Kratos Defense & Security Solutions Inc(a)	4,378,855
15,690	Landstar System Inc	3,244,849
25,410	Lincoln Electric Holdings Inc	6,746,609
11,825	Littelfuse Inc	5,384,277
29,253	Louisiana-Pacific Corp	2,301,041
28,248	MasTec Inc(a)	11,752,863
18,984	Middleby Corp(a)	3,265,438
13,038	Moog Inc Class A	5,526,026
16,908	MSA Safety Inc	2,951,799
51,261	Mueller Industries Inc	6,301,515
16,387	Novanta Inc(a)	2,658,627
74,280	nVent Electric PLC	12,598,630
28,118	Oshkosh Corp	4,315,551
36,619	Owens Corning	5,820,956
14,554	RBC Bearings Inc(a)	9,373,649
30,569	Regal Rexnord Corp	7,281,230
18,119	Ryder System Inc	4,779,249
12,259	Saia Inc(a)	5,163,000
24,671	Sanmina Corp(a)	6,243,736
66,645	Sensata Technologies Holding PLC	3,181,632
41,064	Silgan Holdings Inc	1,904,959
19,170	Simpson Manufacturing Co Inc	4,013,239
45,326	Sonoco Products Co	2,554,120
23,008	SPX Technologies Inc(a)	5,640,871
Shares		Fair Value
Industrial — (continued)
86,751	StandardAero Inc(a)	$ 2,594,722
14,156	Sterling Infrastructure Inc(a)	11,881,980
34,518	TD SYNNEX Corp	9,228,042
52,630	Terex Corp	3,809,886
120,677	Tetra Tech Inc	3,486,359
29,317	Timken Co	4,260,346
12,889	TopBuild Corp(a)	4,569,537
45,162	Toro Co	4,399,682
46,066	Trex Co Inc(a)	2,305,143
47,476	TTM Technologies Inc(a)	8,878,962
26,768	UFP Industries Inc	2,428,928
20,341	Universal Display Corp	1,761,327
9,050	Valmont Industries Inc	5,227,280
10,519	Vicor Corp(a)	3,994,906
65,602	Vontier Corp	1,902,458
12,588	Watts Water Technologies Inc Class A	4,927,573
27,451	Woodward Inc	11,678,753
53,952	XPO Inc(a)	11,075,806
		432,452,691
Technology — 11.88%
57,303	Allegro MicroSystems Inc(a)	3,989,435
52,797	Amkor Technology Inc	4,552,685
11,308	Appfolio Inc Class A(a)	1,813,238
68,781	Bentley Systems Inc Class B	2,055,864
40,593	BILL Holdings Inc(a)	1,467,843
10,173	CACI International Inc Class A(a)	4,712,744
23,530	Cirrus Logic Inc(a)	3,494,911
18,799	Commvault Systems Inc(a)	2,664,382
22,249	Crane NXT Co	1,138,259
37,596	DigitalOcean Holdings Inc(a)	5,903,700
88,786	Docusign Inc(a)	3,943,874
60,547	Doximity Inc Class A(a)	1,255,745
68,263	Dropbox Inc Class A(a)	1,875,185
18,519	Duolingo Inc(a)	2,130,055
133,673	Dynatrace Inc(a)	5,869,582
70,038	Entegris Inc	12,597,035
144,538	Everpure Inc Class A(a)	11,388,149
66,590	ExlService Holdings Inc(a)	1,722,017
73,294	Genpact Ltd	2,015,585
39,202	Guidewire Software Inc(a)	4,823,806
11,598	IPG Photonics Corp(a)	1,360,677
59,104	KBR Inc	2,040,861
106,008	Kyndryl Holdings Inc(a)	1,198,950
62,980	Lattice Semiconductor Corp(a)	9,633,421
30,204	MACOM Technology Solutions Holdings Inc(a)	11,488,696
27,424	Manhattan Associates Inc(a)	3,818,792
24,845	Maximus Inc	1,335,667
30,932	MKS Inc	13,758,554
121,406	Nutanix Inc Class A(a)	6,186,850
76,625	Okta Inc(a)	10,455,481
22,878	Onto Innovation Inc(a)	8,658,179
24,756	Parsons Corp(a)	1,296,967
42,721	Pegasystems Inc	1,280,348

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
Technology — (continued)
16,549	Qualys Inc(a)	$ 2,275,322
49,662	Rambus Inc(a)	6,592,134
19,323	Science Applications International Corp	2,133,453
42,865	Semtech Corp(a)	6,937,700
15,300	Silicon Laboratories Inc(a)	3,343,968
10,196	SiTime Corp(a)	7,601,730
17,778	Synaptics Inc(a)	2,208,561
69,843	Twilio Inc Class A(a)	14,410,706
196,930	UiPath Inc Class A(a)	2,140,629
		199,571,740
Utilities — 3.03%
34,451	Black Hills Corp	2,563,155
130,768	Essential Utilities Inc	5,009,722
25,947	IDACORP Inc	3,925,781
44,103	National Fuel Gas Co	3,405,193
46,217	New Jersey Resources Corp	2,590,001
28,374	Northwestern Energy Group Inc	2,032,146
94,394	OGE Energy Corp	4,593,212
30,078	ONE Gas Inc	2,318,111
27,877	Ormat Technologies Inc	3,035,805
51,981	Portland General Electric Co	2,694,175
29,407	Southwest Gas Holdings Inc	2,607,813
27,098	Spire Inc	2,116,083
21,095	Talen Energy Corp(a)	8,105,965
44,794	TXNM Energy Inc	2,543,403
98,297	UGI Corp	3,395,178
		50,935,743
TOTAL COMMON STOCK — 99.81% (Cost $1,297,694,339)		$1,676,686,236
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
26,603,370	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 3.60%(d)	$ 26,603,370
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.58% (Cost $26,603,370)		$26,603,370
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.10%
$ 1,638,900	U.S. Treasury Bills(e) 3.66%, 09/01/2026	1,628,637
TOTAL SHORT TERM INVESTMENTS — 0.10% (Cost $1,628,637)		$1,628,637
TOTAL INVESTMENTS — 101.49% (Cost $1,325,926,346)		$1,704,918,243
OTHER ASSETS & LIABILITIES, NET — (1.49)%		$(25,031,661)
TOTAL NET ASSETS — 100.00%		$1,679,886,582

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of June 30, 2026.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of June 30, 2026.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
REIT	Real Estate Investment Trust
As of June 30, 2026, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Long
S&P Mid 400® Emini Futures	38	USD	14,763	Sep 2026	$602,876
				Net Appreciation	$602,876
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 0.26%
32,700	Qnity Electronics Inc	$ 5,340,237
Communications — 2.86%
313,873	New York Times Co Class A	21,964,832
122,888	Reddit Inc Class A(a)	21,330,899
153,300	Robinhood Markets Inc Class A(a)	15,372,924
		58,668,655
Consumer, Cyclical — 18.41%
1,086,618	Aurora Innovations Inc(a)	7,410,735
374,971	Birkenstock Holding PLC(a)(b)	16,135,002
109,751	Burlington Stores Inc(a)	34,769,117
15,080	Casey's General Stores Inc	11,985,433
240,155	Dollar Tree Inc(a)	29,046,748
62,440	Domino's Pizza Inc	18,484,738
115,566	Dutch Bros Inc Class A(a)	8,298,795
116,283	Ferguson Enterprises Inc	27,597,444
62,997	Hilton Worldwide Holdings Inc	20,817,988
192,273	Liberty Live Holdings Inc Class C(a)	20,311,720
157,616	Liberty Media Corp / Liberty Formula One Class C(a)	14,995,586
41,244	Live Nation Entertainment Inc(a)	7,552,189
251,503	Planet Fitness Inc Class A(a)	13,120,911
90,600	Pool Corp	19,469,940
157,454	RB Global Inc	18,335,518
468,314	Sportradar Group AG Class A(a)	7,010,661
41,043	Ulta Beauty Inc(a)	18,509,572
269,759	Viking Holdings Ltd(a)	28,235,675
32,857	Wingstop Inc	5,697,732
151,046	Wyndham Hotels & Resorts Inc	12,719,584
233,887	Yum! Brands Inc	37,389,176
		377,894,264
Consumer, Non-Cyclical — 22.43%
367,123	Agilent Technologies Inc	48,764,948
105,590	Alnylam Pharmaceuticals Inc(a)	31,785,758
239,205	API Group Corp(a)	10,130,331
57,310	Ascendis Pharma A/S(a)	15,285,723
64,600	Avery Dennison Corp	10,487,810
90,795	BioNTech SE ADR(a)	8,448,475
200,303	Booz Allen Hamilton Holding Corp	12,152,383
240,341	Caris Life Sciences Inc(a)(b)	4,282,877
62,839	CG Oncology Inc(a)	4,464,711
346,375	Cooper Cos Inc(a)	24,838,551
93,400	CRISPR Therapeutics AG(a)	5,094,036
175,402	Cytokinetics Inc(a)	14,942,497
46,500	Dianthus Therapeutics Inc(a)	4,532,820
861,104	Elanco Animal Health Inc(a)	21,191,770
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
77,851	Insmed Inc(a)	$ 8,300,474
71,404	Insulet Corp(a)	10,871,259
179,648	Ionis Pharmaceuticals Inc(a)	14,244,290
43,549	Kymera Therapeutics Inc(a)(b)	4,993,764
229,179	Medline Inc Class A(a)(b)	9,038,820
52,959	Natera Inc(a)	14,375,720
9,645	Oruka Therapeutics Inc(a)	917,915
142,348	Paylocity Holding Corp(a)	14,879,636
14,149	Quanta Services Inc	10,187,846
29,300	Revolution Medicines Inc(a)	5,487,304
209,423	Service Corp International	15,907,771
146,728	Teleflex Inc	18,599,241
27,700	Tenet Healthcare Corp(a)	5,182,116
304,937	TransUnion	21,998,155
244,882	UL Solutions Inc Class A	24,943,680
273,533	US Foods Holding Corp(a)	27,968,749
117,437	Vaxcyte Inc(a)	6,826,613
82,153	West Pharmaceutical Services Inc	29,492,927
		460,618,970
Energy — 3.97%
291,500	Cenovus Energy Inc	7,232,115
31,864	Cheniere Energy Inc	7,615,814
100,297	DT Midstream Inc	14,717,582
291,324	EQT Corp	15,489,697
540,400	Permian Resources Corp Class A	9,948,764
20,135	SLB Ltd	936,076
386,103	TechnipFMC PLC	25,598,629
		81,538,677
Financial — 4.54%
117,900	Assurant Inc	31,659,687
52,445	Cboe Global Markets Inc	12,726,828
136,801	Raymond James Financial Inc	20,797,856
273,800	Rocket Cos Inc Class A(a)	4,312,350
168,516	Ryan Specialty Holdings Inc(b)	6,363,164
38,828	TPG Inc	1,574,476
158,980	Tradeweb Markets Inc Class A	15,843,947
		93,278,308
Industrial — 19.71%
108,192	Arxis Inc Class A(a)(b)	4,991,979
54,900	BWX Technologies Inc	10,686,285
225,651	ESAB Corp	22,255,958
17,698	ESAB Corp(a)	1,745,554
34,760	Fabrinet(a)	19,537,901
21,749	HEICO Corp	7,746,776
289,721	Ingersoll Rand Inc	23,754,225
78,002	ITT Inc	15,425,675
124,993	Keysight Technologies Inc(a)	43,756,300
110,364	Madison Air Solutions Corp Class A(a)(b)	4,304,196

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
Industrial — (continued)
30,339	Martin Marietta Materials Inc	$ 17,496,501
29,136	MasTec Inc(a)	12,122,324
33,143	Mettler-Toledo International Inc(a)	42,340,514
46,600	Modine Manufacturing Co(a)	12,443,132
60,500	nVent Electric PLC	10,261,405
113,100	Old Dominion Freight Line Inc	24,497,460
97,937	Ralliant Corp	7,211,101
125,800	Rocket Lab Corp(a)	12,787,570
282,653	StandardAero Inc(a)	8,454,151
55,550	TD SYNNEX Corp	14,850,737
206,264	Textron Inc	18,920,597
320,522	Veralto Corp	28,423,892
31,400	Waste Connections Inc	5,234,066
35,713	Woodward Inc	15,193,739
98,800	XPO Inc(a)	20,282,652
		404,724,690
Technology — 24.74%
39,562	Astera Labs Inc(a)	19,109,237
88,519	Atlassian Corp Class A(a)	6,885,893
563,500	BlackBerry Ltd(a)	7,128,275
51,716	Bullish(a)(b)	1,211,706
10,059	Cerebras Systems Inc Class A(a)(b)	2,223,039
90,200	Cloudflare Inc Class A(a)	22,124,256
45,400	Credo Technology Group Holding Ltd(a)	12,346,530
147,812	Datadog Inc Class A(a)	38,484,332
87,027	Descartes Systems Group Inc(a)	6,025,749
250,758	Everpure Inc Class A(a)	19,757,223
57,760	Guidewire Software Inc(a)	7,107,368
228,190	Lattice Semiconductor Corp(a)	34,903,943
22,966	Lumentum Holdings Inc(a)	19,706,206
108,645	MACOM Technology Solutions Holdings Inc(a)	41,325,298
153,341	Manhattan Associates Inc(a)	21,352,734
58,101	McGraw Hill Inc(a)	550,216
245,990	Microchip Technology Inc	22,434,288
28,160	MongoDB Inc(a)	9,458,944
51,683	MSCI Inc	28,944,547
35,572	NXP Semiconductors NV	9,996,799
248,224	PTC Inc(a)	28,200,729
17,138	SiTime Corp(a)	12,777,407
89,400	Snowflake Inc(a)	22,752,300
84,574	Teradyne Inc	40,920,284
87,710	Tyler Technologies Inc(a)	25,651,667
Shares		Fair Value
Technology — (continued)
199,496	Unity Software Inc(a)	$ 5,701,596
145,154	Veeva Systems Inc Class A(a)	25,760,480
175,450	Zoom Communications Inc(a)	15,143,090
		507,984,136
Utilities — 0.90%
57,870	Fervo Energy Co Class A(a)(b)	1,691,540
114,793	NRG Energy Inc	16,766,665
		18,458,205
TOTAL COMMON STOCK — 97.82% (Cost $1,769,366,903)		$2,008,506,142
CONVERTIBLE PREFERRED STOCK
Consumer, Cyclical — 0.04%
47,688	Sila Nanotechnologies Inc Series F 0.00%(c)(d)	718,658
Technology — 0.06%
5,763	Databricks Inc Series G 0.00%(c)(d)	1,283,651
TOTAL CONVERTIBLE PREFERRED STOCK — 0.10% (Cost $2,308,941)		$2,002,309
GOVERNMENT MONEY MARKET MUTUAL FUNDS
31,785,575	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(e), 3.60%(f)	31,785,575
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.55% (Cost $31,785,575)		$31,785,575
TOTAL INVESTMENTS — 99.47% (Cost $1,803,461,419)		$2,042,294,026
OTHER ASSETS & LIABILITIES, NET — 0.53%		$10,821,396
TOTAL NET ASSETS — 100.00%		$2,053,115,422

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of June 30, 2026.
(c)	Security is fair valued using significant unobservable inputs.
(d)	Restricted security; further details of these securities are included in a subsequent table.
(e)	Collateral received for securities on loan.
(f)	Rate shown is the 7-day yield as of June 30, 2026.
ADR	American Depositary Receipt
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
As of June 30, 2026, the Fund held the following restricted securities:
Security	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Convertible Preferred Stock
Databricks Inc Series G 0.00%(c)	02/01/2021	$340,724	$1,283,651	0.06%
Sila Nanotechnologies Inc Series F 0.00%(c)	01/07/2021	1,968,217	718,658	0.04
		$2,308,941	$2,002,309	0.10%
(c)	Security is fair valued using significant unobservable inputs.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
	Empower Mid Cap Value Fund	Empower S&P Mid Cap 400® Index Fund	Empower T. Rowe Price Mid Cap Growth Fund
ASSETS:
Investments in securities, fair value(a)(b)	$1,092,173,653	$1,704,918,243	$2,042,294,026
Cash	68,273,664	2,684,651	42,090,980
Cash pledged on futures contracts	387,531	2,031,261	-
Dividends receivable	1,317,537	1,376,849	418,704
Subscriptions receivable	1,161,250	935,978	1,351,806
Receivable for investments sold	17,320,360	6,956,299	5,333,469
Variation margin on futures contracts	48,960	43,741	-
Total Assets	1,180,682,955	1,718,947,022	2,091,488,985
LIABILITIES:
Payable for director fees	10,739	10,697	10,697
Payable for distribution fees	-	8,725	-
Payable for investments purchased	74,813,750	8,946,007	1,853,472
Payable for other accrued fees	49,294	91,033	132,437
Payable for shareholder services fees	36,023	457,501	302,468
Payable to investment adviser	641,813	232,363	1,129,484
Payable upon return of securities loaned	18,717,526	26,603,370	31,785,575
Redemptions payable	249,599	2,710,744	3,159,430
Total Liabilities	94,518,744	39,060,440	38,373,563
NET ASSETS	$1,086,164,211	$1,679,886,582	$2,053,115,422
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$10,817,994	$8,302,127	$23,074,941
Paid-in capital in excess of par	882,009,060	1,201,815,526	1,699,427,950
Undistributed/accumulated earnings	193,337,157	469,768,929	330,612,531
NET ASSETS	$1,086,164,211	$1,679,886,582	$2,053,115,422
NET ASSETS BY CLASS
Investor Class	$118,414,875	$1,476,314,770	$1,009,773,545
Class L	N/A	$44,638,948	N/A
Institutional Class	$967,749,336	$158,932,864	$1,043,341,877
CAPITAL STOCK:
Authorized
Investor Class	320,000,000	250,000,000	125,000,000
Class L	N/A	60,000,000	N/A
Institutional Class	580,000,000	200,000,000	890,000,000
Issued and Outstanding
Investor Class	7,350,608	59,872,100	25,300,288
Class L	N/A	4,576,940	N/A
Institutional Class	100,829,329	18,572,227	205,449,125
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$16.11	$24.66	$39.91
Class L	N/A	$9.75	N/A
Institutional Class	$9.60	$8.56	$5.08
(a) Cost of investments	$1,063,593,498	$1,325,926,346	$1,803,461,419
(b) Including fair value of securities on loan	$17,946,432	$26,246,292	$30,789,318
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 30, 2026 (Unaudited)
	Empower Mid Cap Value Fund	Empower S&P Mid Cap 400® Index Fund	Empower T. Rowe Price Mid Cap Growth Fund
INVESTMENT INCOME:
Income from securities lending (net of fees)	$13,072	$57,039	$46,631
Dividends	9,968,843	10,930,834	5,700,701
Foreign withholding tax	(622)	-	-
Total Income	9,981,293	10,987,873	5,747,332
EXPENSES:
Management fees	3,762,982	1,267,469	6,428,936
Shareholder services fees – Investor Class	198,280	2,395,158	1,677,812
Shareholder services fees – Class L	-	74,483	-
Audit and tax fees	18,247	18,383	18,445
Custodian fees	19,374	9,756	31,150
Directors fees	23,380	23,339	23,339
Distribution fees – Class L	-	52,921	-
Legal fees	6,215	6,204	6,204
Pricing fees	215	565	136
Registration fees	84,620	53,628	78,631
Shareholder report fees	2,670	46,879	66,383
Transfer agent fees	6,327	10,535	9,624
Other fees	20,149	20,225	24,977
Total Expenses	4,142,459	3,979,545	8,365,637
Less amount waived by investment adviser	13,570	12,375	54,977
Net Expenses	4,128,889	3,967,170	8,310,660
NET INVESTMENT INCOME (LOSS)	5,852,404	7,020,703	(2,563,328)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	145,332,673	78,428,402	78,709,992
Net realized gain on futures contracts	1,299,562	1,467,640	-
Net Realized Gain	146,632,235	79,896,042	78,709,992
Net change in unrealized appreciation (depreciation) on investments	(10,145,885)	161,634,616	14,679,817
Net change in unrealized appreciation on futures contracts	349,424	812,699	-
Net Change in Unrealized Appreciation (Depreciation)	(9,796,461)	162,447,315	14,679,817
Net Realized and Unrealized Gain	136,835,774	242,343,357	93,389,809
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$142,688,178	$249,364,060	$90,826,481
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2026 and fiscal year ended December 31, 2025
Empower Mid Cap Value Fund	2026 (Unaudited)	2025
OPERATIONS:
Net investment income	$5,852,404	$12,096,756
Net realized gain	146,632,235	61,625,563
Net change in unrealized appreciation (depreciation)	(9,796,461)	14,306,773
Net Increase in Net Assets Resulting from Operations	142,688,178	88,029,092
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(6,303,659)
Institutional Class	-	(81,436,885)
From Net Investment Income and Net Realized Gains	0	(87,740,544)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	12,281,157	18,268,905
Institutional Class	75,760,985	433,070,769
Shares issued in reinvestment of distributions
Investor Class	-	6,303,659
Institutional Class	-	81,436,885
Shares redeemed
Investor Class	(17,668,795)	(28,476,617)
Institutional Class	(285,844,863)	(120,897,690)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(215,471,516)	389,705,911
Total Increase (Decrease) in Net Assets	(72,783,338)	389,994,459
NET ASSETS:
Beginning of period	1,158,947,549	768,953,090
End of period	$1,086,164,211	$1,158,947,549
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	810,259	1,318,592
Institutional Class	8,370,421	51,376,430
Shares issued in reinvestment of distributions
Investor Class	-	443,655
Institutional Class	-	9,556,775
Shares redeemed
Investor Class	(1,180,307)	(2,050,251)
Institutional Class	(33,073,475)	(14,275,502)
Net Increase (Decrease)	(25,073,102)	46,369,699
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2026 and fiscal year ended December 31, 2025
Empower S&P Mid Cap 400® Index Fund	2026 (Unaudited)	2025
OPERATIONS:
Net investment income	$7,020,703	$15,734,652
Net realized gain	79,896,042	92,022,908
Net change in unrealized appreciation (depreciation)	162,447,315	(11,903,220)
Net Increase in Net Assets Resulting from Operations	249,364,060	95,854,340
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(81,125,230)
Class L	-	(6,040,830)
Institutional Class	-	(28,046,955)
From Net Investment Income and Net Realized Gains	0	(115,213,015)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	125,674,956	378,604,309
Class L	3,446,333	9,420,163
Institutional Class	12,819,956	48,839,062
Shares issued in reinvestment of distributions
Investor Class	-	81,125,230
Class L	-	6,040,830
Institutional Class	-	28,046,955
Shares redeemed
Investor Class	(162,442,588)	(250,722,515)
Class L	(7,542,809)	(15,642,410)
Institutional Class	(33,996,660)	(441,511,650)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(62,040,812)	(155,800,026)
Total Increase (Decrease) in Net Assets	187,323,248	(175,158,701)
NET ASSETS:
Beginning of period	1,492,563,334	1,667,722,035
End of period	$1,679,886,582	$1,492,563,334
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	5,535,835	18,086,484
Class L	381,450	1,043,677
Institutional Class	1,618,190	6,026,940
Shares issued in reinvestment of distributions
Investor Class	-	3,779,634
Class L	-	706,602
Institutional Class	-	3,711,334
Shares redeemed
Investor Class	(7,119,175)	(11,895,629)
Class L	(843,031)	(1,706,873)
Institutional Class	(4,343,772)	(54,273,890)
Net Decrease	(4,770,503)	(34,521,721)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2026 and fiscal year ended December 31, 2025
Empower T. Rowe Price Mid Cap Growth Fund	2026 (Unaudited)	2025
OPERATIONS:
Net investment loss	$(2,563,328)	$(4,588,879)
Net realized gain	78,709,992	134,073,256
Net change in unrealized appreciation (depreciation)	14,679,817	(57,853,183)
Net Increase in Net Assets Resulting from Operations	90,826,481	71,631,194
DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gains
Investor Class	-	(15,820,121)
Institutional Class	-	(127,454,006)
From Net Realized Gains	0	(143,274,127)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	110,074,803	235,659,274
Institutional Class	134,948,014	511,831,900
Shares issued in reinvestment of distributions
Investor Class	-	15,820,121
Institutional Class	-	127,454,006
Shares redeemed
Investor Class	(104,358,300)	(249,043,549)
Institutional Class	(189,730,149)	(358,997,515)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(49,065,632)	282,724,237
Total Increase in Net Assets	41,760,849	211,081,304
NET ASSETS:
Beginning of period	2,011,354,573	1,800,273,269
End of period	$2,053,115,422	$2,011,354,573
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	2,879,946	6,318,405
Institutional Class	28,071,402	98,208,629
Shares issued in reinvestment of distributions
Investor Class	-	409,823
Institutional Class	-	25,488,810
Shares redeemed
Investor Class	(2,718,491)	(6,619,825)
Institutional Class	(39,867,742)	(68,259,866)
Net Increase (Decrease)	(11,634,885)	55,545,976
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER MID CAP VALUE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2026 (Unaudited)	$14.07	0.05	1.99	2.04	—	—	—	$16.11	14.50% (d)
12/31/2025	$13.78	0.13	1.01	1.14	(0.62)	(0.23)	(0.85)	$14.07	8.32%
12/31/2024	$12.97	0.13	1.93	2.06	(1.09)	(0.16)	(1.25)	$13.78	15.68%
12/31/2023	$11.31	0.13	1.60	1.73	(0.06)	(0.01)	(0.07)	$12.97	15.15%
12/31/2022	$13.16	0.11	(1.67)	(1.56)	(0.07)	(0.22)	(0.29)	$11.31	(11.76%)
12/31/2021	$12.44	0.13	3.63	3.76	(2.54)	(0.50)	(3.04)	$13.16	30.17%
Institutional Class
06/30/2026 (Unaudited)	$8.37	0.05	1.18	1.23	—	—	—	$9.60	14.70% (d)
12/31/2025	$8.35	0.11	0.62	0.73	(0.48)	(0.23)	(0.71)	$8.37	8.69%
12/31/2024	$8.26	0.11	1.23	1.34	(1.09)	(0.16)	(1.25)	$8.35	16.06%
12/31/2023	$7.34	0.11	1.03	1.14	(0.21)	(0.01)	(0.22)	$8.26	15.53%
12/31/2022	$8.71	0.10	(1.11)	(1.01)	(0.14)	(0.22)	(0.36)	$7.34	(11.53%)
12/31/2021	$9.15	0.13	2.68	2.81	(2.75)	(0.50)	(3.25)	$8.71	30.73%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Investor Class
06/30/2026 (Unaudited)	$118,415	1.07% (f)	1.05% (f)	0.73% (f)	116% (d)
12/31/2025	$108,618	1.07%	1.05%	0.93%	197%
12/31/2024	$110,339	1.19%	1.11%	0.91%	211%
12/31/2023	$37,327	1.24%	1.15%	1.06%	217%
12/31/2022	$81,226	1.20%	1.15%	0.94%	217%
12/31/2021	$106,958	1.20%	1.15%	0.86%	227%
Institutional Class
06/30/2026 (Unaudited)	$967,749	0.70% (f)	0.70% (f)	1.08% (f)	116% (d)
12/31/2025	$1,050,329	0.69%	0.69%	1.30%	197%
12/31/2024	$658,614	0.78%	0.78%	1.20%	211%
12/31/2023	$576,759	0.81%	0.80%	1.48%	217%
12/31/2022	$480,338	0.80%	0.80%	1.23%	217%
12/31/2021	$632,681	0.80%	0.80%	1.22%	227%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2026 (Unaudited)	$21.07	0.10	3.49	3.59	-	-	-	$24.66	16.99% (d)
12/31/2025	$21.00	0.22	1.25	1.47	(0.31)	(1.09)	(1.40)	$21.07	6.94%
12/31/2024	$19.11	0.23	2.30	2.53	(0.23)	(0.41)	(0.64)	$21.00	13.27%
12/31/2023	$17.30	0.23	2.49	2.72	(0.08)	(0.83)	(0.91)	$19.11	15.76%
12/31/2022	$20.90	0.22	(3.07)	(2.85)	(0.08)	(0.67)	(0.75)	$17.30	(13.55%)
12/31/2021	$17.74	0.18	4.07	4.25	(0.29)	(0.80)	(1.09)	$20.90	24.01%
Class L
06/30/2026 (Unaudited)	$8.35	0.03	1.37	1.40	-	-	-	$9.75	16.77% (d)
12/31/2025	$9.09	0.07	0.55	0.62	(0.27)	(1.09)	(1.36)	$8.35	6.69%
12/31/2024	$8.63	0.07	1.04	1.11	(0.24)	(0.41)	(0.65)	$9.09	12.97%
12/31/2023	$8.33	0.09	1.20	1.29	(0.16)	(0.83)	(0.99)	$8.63	15.48%
12/31/2022	$10.63	0.10	(1.58)	(1.48)	(0.15)	(0.67)	(0.82)	$8.33	(13.74%)
12/31/2021	$9.48	0.07	2.17	2.24	(0.29)	(0.80)	(1.09)	$10.63	23.71%
Institutional Class
06/30/2026 (Unaudited)	$7.30	0.05	1.21	1.26	-	-	-	$8.56	17.26% (d)
12/31/2025	$8.22	0.11	0.51	0.62	(0.45)	(1.09)	(1.54)	$7.30	7.35%
12/31/2024	$7.87	0.12	0.94	1.06	(0.30)	(0.41)	(0.71)	$8.22	13.62%
12/31/2023	$7.70	0.13	1.11	1.24	(0.24)	(0.83)	(1.07)	$7.87	16.18%
12/31/2022	$9.89	0.13	(1.46)	(1.33)	(0.19)	(0.67)	(0.86)	$7.70	(13.18%)
12/31/2021	$8.92	0.12	2.05	2.17	(0.40)	(0.80)	(1.20)	$9.89	24.45%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Supplemental Data and Ratios
Investor Class
06/30/2026 (Unaudited)	$1,476,315	0.53%(f)	0.53%(f)	0.87%(f)	8%(d)
12/31/2025	$1,295,025	0.54%	0.54%	1.03%	18%
12/31/2024	$1,081,189	0.54%	0.54%	1.08%	17%
12/31/2023	$637,220	0.55%	0.55%	1.25%	24%
12/31/2022	$779,826	0.55%	0.55%	1.22%	27%
12/31/2021	$615,786	0.56%	0.55%	0.88%	25%
Class L
06/30/2026 (Unaudited)	$44,639	0.86%(f)	0.80%(f)	0.60%(f)	8%(d)
12/31/2025	$42,051	0.82%	0.80%	0.77%	18%
12/31/2024	$45,390	0.82%	0.80%	0.81%	17%
12/31/2023	$45,572	0.84%	0.80%	1.00%	24%
12/31/2022	$44,374	0.87%	0.80%	1.11%	27%
12/31/2021	$630	1.54%	0.80%	0.60%	25%
Institutional Class
06/30/2026 (Unaudited)	$158,933	0.18%(f)	0.18%(f)	1.21%(f)	8%(d)
12/31/2025	$155,487	0.19%	0.19%	1.37%	18%
12/31/2024	$541,143	0.18%	0.18%	1.43%	17%
12/31/2023	$484,380	0.18%	0.18%	1.62%	24%
12/31/2022	$451,581	0.19%	0.19%	1.55%	27%
12/31/2021	$516,781	0.19%	0.19%	1.20%	25%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER T. ROWE PRICE MID CAP GROWTH FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2026 (Unaudited)	$38.14	(0.08)	1.85	1.77	—	—	—	$39.91	4.64% (d)
12/31/2025	$37.65	(0.16)	1.29	1.13	—	(0.64)	(0.64)	$38.14	2.99%
12/31/2024	$35.78	(0.14)	3.39	3.25	—	(1.38)	(1.38)	$37.65	9.05%
12/31/2023	$30.63	(0.09)	6.19	6.10	—	(0.95)	(0.95)	$35.78	19.92%
12/31/2022	$40.74	(0.13)	(9.16)	(9.29)	(0.01)	(0.81)	(0.82)	$30.63	(22.79%)
12/31/2021	$37.22	(0.23)	5.75	5.52	(0.07)	(1.93)	(2.00)	$40.74	14.83%
Institutional Class
06/30/2026 (Unaudited)	$4.84	(0.00)	0.24	0.24	—	—	—	$5.08	4.96% (d)
12/31/2025	$5.30	(0.00) (e)	0.18	0.18	—	(0.64)	(0.64)	$4.84	3.31%
12/31/2024	$6.10	(0.00) (e)	0.58	0.58	—	(1.38)	(1.38)	$5.30	9.29%
12/31/2023	$5.88	0.01 (f)	1.18	1.19	(0.02)	(0.95)	(0.97)	$6.10	20.35%
12/31/2022	$8.64	(0.00) (e)	(1.95)	(1.95)	(0.00) (e)	(0.81)	(0.81)	$5.88	(22.46%)
12/31/2021	$9.25	(0.02)	1.43	1.41	(0.09)	(1.93)	(2.02)	$8.64	15.26%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Investor Class
06/30/2026 (Unaudited)	$1,009,774	1.03% (h)	1.02% (h)	(0.44%) (h)	41% (d)
12/31/2025	$958,840	1.03%	1.02%	(0.43%)	50%
12/31/2024	$942,296	1.03%	1.02%	(0.38%)	32%
12/31/2023	$908,374	1.02%	1.02%	(0.28%)	34%
12/31/2022	$769,183	1.03%	1.02%	(0.39%)	39%
12/31/2021	$868,785	1.02%	1.02%	(0.57%)	21%
Institutional Class
06/30/2026 (Unaudited)	$1,043,342	0.67% (h)	0.67% (h)	(0.09%) (h)	41% (d)
12/31/2025	$1,052,514	0.66%	0.66%	(0.07%)	50%
12/31/2024	$857,977	0.66%	0.66%	(0.02%)	32%
12/31/2023	$900,361	0.66%	0.66%	0.08%	34%
12/31/2022	$784,969	0.67%	0.67%	(0.05%)	39%
12/31/2021	$1,139,527	0.67%	0.67%	(0.22%)	21%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company.  Empower Funds presently consists of forty-four funds. Interests in the Funds are included herein. Each Fund is diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Empower Funds.
Investment Objectives
Empower Mid Cap Value Fund - seeks long-term growth of capital
Empower S&P Mid Cap 400® Index Fund - seeks investment results, before fees and expenses, that track the total return of the common stocks that comprise the S&P MidCap 400® Index
Empower T. Rowe Price Mid Cap Growth Fund - seeks long-term capital appreciation
The Funds each offer two share classes referred to as Investor Class and Institutional Class shares except Empower S&P Mid Cap 400® Index Fund.  Empower S&P Mid Cap 400® Index Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The Board of Directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the Funds' investment adviser,  Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The net asset value ("NAV") of each class of a Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter ("OTC") market, the last sale price as

Semi-Annual Report - June 30, 2026

of the close of business on the market which the security is traded most extensively will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible.  If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board and are utilized for all investment types when available.  In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data
Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers, reference data including market research publications and exchange prices
Government Money Market Mutual Funds	Net asset value of underlying mutual fund
Short Term Investments	Maturity date, credit quality and interest rates
Futures Contracts	Exchange traded close price
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.

Semi-Annual Report - June 30, 2026

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2026, all the investments in the Funds, except the Empower T. Rowe Price Mid Cap Growth Fund, are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. The inputs used to value the Empower T. Rowe Price Mid Cap Growth Fund investments are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Empower T. Rowe Price Mid Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$2,008,506,142	$—	$—	$2,008,506,142
Convertible Preferred Stock	—	—	2,002,309	2,002,309
Government Money Market Mutual Funds	31,785,575	—	—	31,785,575
Total Assets	$2,040,291,717	$—	$2,002,309	$2,042,294,026
Restricted Securities
A Fund may invest in restricted securities. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board reflecting fair value.  Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date).  Realized gains and losses from investments sold are determined on a specific lot selection.  Dividend income for a Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no provision of federal income or excise tax is required.  Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends.  State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of a Fund, if any, are declared and paid annually. Capital gain distributions of a Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of a Fund at net asset value and are declared separately for each class.  Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments to the accounting treatment of partnerships, adjustments for real estate investment trusts and foreign currency reclassifications.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2026 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation on Investments
Empower Mid Cap Value Fund	$1,063,593,498	$82,004,833	$(53,352,568)	$28,652,265
Empower S&P Mid Cap 400® Index Fund	1,325,926,346	494,874,955	(115,280,182)	379,594,773
Empower T. Rowe Price Mid Cap Growth Fund	1,803,461,419	380,588,799	(141,756,192)	238,832,607

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Segment Reporting
The ECM Board of Managers acts as the Funds’ chief operating decision maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each of the Funds operates as a single operating segment based on the fact that each has a single investment strategy as disclosed in its prospectus, against which the CODM assesses the performance, and it is the level at which discrete financial information is available. The financial information provided to and reviewed by the CODM is presented within each of the Funds’ financial statements.
2.  DERIVATIVE FINANCIAL INSTRUMENTS
Each Fund's investment objective allows it to enter into various types of derivative contracts as outlined in the Fund's prospectus.
In pursuit of its investment objective, each Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Each Fund may be exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk.  Liquidity risk is the risk that a Fund will be unable to sell or close out the derivative in the open market in a timely manner.  Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to a Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received.  In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
A Fund may use futures to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When a Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations.

Semi-Annual Report - June 30, 2026

The following tables represent the average month-end volume of each Fund’s derivative transactions, if any, during the reporting period:
Empower Mid Cap Value Fund
Futures Contracts:
Average long contracts	28
Average notional long	$9,919,429
Empower S&P Mid Cap 400® Index Fund
Futures Contracts:
Average long contracts	38
Average notional long	$13,700,443
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of June 30, 2026 is as follows:
Empower Mid Cap Value Fund
	Commodity Contracts	Credit Contracts	Equity Contracts	Forward Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Assets - Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$—	$—	$72,110	$—	$—	$—	$72,110
	$—	$—	$72,110	$—	$—	$—	$72,110
(a)Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Empower S&P Mid Cap 400® Index Fund
	Commodity Contracts	Credit Contracts	Equity Contracts	Forward Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Assets - Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$—	$—	$602,876	$—	$—	$—	$602,876
	$—	$—	$602,876	$—	$—	$—	$602,876
(a)Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

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The effect of derivative investments for the period ended June 30, 2026 is as follows:
Empower Mid Cap Value Fund
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Forward Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$1,299,562	$—	$—	$—	$1,299,562
Total	$—	$—	$1,299,562	$—	$—	$—	$1,299,562
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$349,424	$—	$—	$—	$349,424
Total	$—	$—	$349,424	$—	$—	$—	$349,424
Empower S&P Mid Cap 400® Index Fund
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Forward Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$1,467,640	$—	$—	$—	$1,467,640
Total	$—	$—	$1,467,640	$—	$—	$—	$1,467,640
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$812,699	$—	$—	$—	$812,699
Total	$—	$—	$812,699	$—	$—	$—	$812,699
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Insurance Company of America ("Empower of America"). As compensation for its services to Empower Funds, ECM receives the below monthly compensation at the described annual rate of each Fund’s average daily net assets. Certain administration and accounting services fees for each Fund are included in the investment advisory agreement.
Fund Name	Annual Advisory Rate
Empower Mid Cap Value Fund(a)	0.67% up to $3 billion dollars
0.66% over $3 billion dollars
Empower S&P Mid Cap 400® Index Fund	0.18% up to $1 billion dollars
0.13% over $1 billion dollars
0.08% over $2 billion dollars
Empower T. Rowe Price Mid Cap Growth Fund	0.65%

(a) Effective April 30, 2026, the Empower Mid Cap Value Fund added a breakpoint to the annual advisory rate at $3 billion dollars.

Semi-Annual Report - June 30, 2026

ECM has contractually agreed to waive fees or reimburse expenses that exceed the annual rate, shown in the table below, of each Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by each Fund, excluding shareholder service fees, distribution fees (if applicable) and certain extraordinary expenses (the “Expense Limit”).  The agreement's current term ends on April 30, 2027 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
Fund Name	Expense Limit Annual Rate
Empower Mid Cap Value Fund	0.70%
Empower S&P Mid Cap 400® Index Fund	0.20%
Empower T. Rowe Price Mid Cap Growth Fund	0.67%
Empower Mid Cap Value Fund
Expires December 31, 2026	Expires December 31, 2027	Expires December 31, 2028	Expires June 29, 2029	Recoupment of Past Reimbursed Fees by ECM
$83,119	$64,550	$25,326	$13,570	$0
Empower S&P Mid Cap 400® Index Fund
Expires December 31, 2026	Expires December 31, 2027	Expires December 31, 2028	Expires June 29, 2029	Recoupment of Past Reimbursed Fees by ECM
$15,559	$11,169	$11,007	$12,375	$0
Empower T. Rowe Price Mid Cap Growth Fund
Expires December 31, 2026	Expires December 31, 2027	Expires December 31, 2028	Expires June 29, 2029	Recoupment of Past Reimbursed Fees by ECM
$1,157	$49,385	$64,943	$54,977	$0
ECM and Empower Funds have entered into sub-advisory agreements with, and ECM is responsible for compensating the sub-advisers below for their services:
Empower Mid Cap Value Fund - Goldman Sachs Asset Management, L.P.
Empower S&P Mid Cap 400® Index Fund - Keyridge Asset Management Limited ("Keyridge"), an affiliate of ECM and Empower of America, receives monthly compensation for its services at the annual rate of 0.015% of the Fund's net assets.
Empower T. Rowe Price Mid Cap Growth Fund - T. Rowe Price Investment Management, Inc.
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC ("Empower"), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of each Fund and Class L shares of the Empower S&P Mid Cap 400® Index Fund, a fee equal to 0.35% of the average daily net asset value of the applicable share class.
Empower Financial Services, Inc (the "Distributor"), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Funds. The Empower S&P Mid Cap 400® Index Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.

Semi-Annual Report - June 30, 2026

Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds.  The total compensation paid to the independent directors with respect to all forty-four funds for which they serve as directors was $1,145,000 for the period ended June 30, 2026.
4.  PURCHASES & SALES OF INVESTMENTS
For the period ended June 30, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were as follows:
	Purchases	Sales
Empower Mid Cap Value Fund	$1,292,839,337	$1,490,968,884
Empower S&P Mid Cap 400® Index Fund	132,298,452	175,713,877
Empower T. Rowe Price Mid Cap Growth Fund	803,498,464	824,332,748
For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
Each Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement each Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of each Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of each Fund and necessary collateral adjustments are made between such Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. Each Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board. Each Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.
Collateral was invested in Government Money Market Funds. As of June 30, 2026, each Fund's securities on loan value and collateral received, as reported on the Statement of Assets and Liabilities, were as follows:
	Market Value	Collateral Received
Empower Mid Cap Value Fund	$17,946,432	$18,717,526
Empower S&P Mid Cap 400® Index Fund	26,246,292	26,603,370
Empower T. Rowe Price Mid Cap Growth Fund	30,789,318	31,785,575

Under the securities lending agreement, the cash collateral received represents a secured borrowing, and is collateralized by the securities loaned. As of June 30, 2026 each Fund's class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.  Additional information regarding each Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, a Fund may also enter into contracts that provide general indemnifications. A Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 30, 2026

7.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to June 30, 2026, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - June 30, 2026

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form NPORT. Empower Funds’ Form NPORT reports are available on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Funds’ accountants during the reporting period.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Statement Regarding Basis for Approval of Investment Advisory Contract
Empower Mid Cap Value Fund
The Board of Directors (the “Board”) of Empower Funds, Inc. (“Empower Funds”), including the Directors who are not interested persons of Empower Funds (the “Independent Directors”), at a meeting held on April 29, 2026 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and Empower Funds, on behalf of Empower Mid Cap Value Fund (the “Fund”), a series of Empower Funds, and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among Empower Funds, ECM and Goldman Sachs Asset Management, L.P. (“GSAM” or the “Sub-Adviser”), with respect to the Fund.
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, ECM is responsible for allocating the Fund’s assets among one or more sub-advisers - including, in this case, GSAM. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits ECM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person. Under this structure, ECM is responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 25, 2026 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. A Broadridge representative met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology. In addition, the Independent Directors discussed with Broadridge an analysis comparing ECM’s profitability on its investment management business to that of publicly traded investment managers. Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened prior to the April Board Meeting, on April 7, 2026, and again at a session held immediately prior to the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their experience in governing the Fund and other series of Empower Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for Empower Funds, including the services and support provided to Empower Funds, including the Fund and its shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower whereby Empower provides employees, office space, and various other corporate services for ECM. (Each of Empower and ECM is an indirect wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”). References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed, as applicable, the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. The Board also considered, as applicable, each adviser’s reputation for management of its investment strategies and its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
In addition, the Board considered, as applicable, each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services. Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency. With respect to ECM, the Board also took into account various organizational, business and personnel developments and initiatives, including resource and process enhancements.

As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures. The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of and compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”), as well as a recent restructuring of the compliance function at ECM. The Board considered the CCO’s assessment that the Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule. The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser and ECM each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, labor market data and unemployment rates, monetary and fiscal policy developments, including interest rate expectations and inflation, and emerging issues. In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and the Sub-Adviser.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against a benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2025 for the Investor Class, and Institutional Class. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of a benchmark index and the performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of a benchmark index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class for the one-, three-, five- and ten-year periods ended December 31, 2025 were in the third, second, first and fourth quintiles, respectively, of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers) and a specific performance universe ranking in the 52nd and 63rd percentiles for the one- and ten-year period ended December, 2025. Similarly, as to the Fund’s Institutional Class, the Board observed that the annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2025 were in the third, second, first and third quintiles, respectively, of its performance universe, with a specific performance universe ranking in the 50th and 52nd percentiles for the one- and ten-year periods ended December 31, 2025. The Board also observed that each class outperformed its respective performance universe median for the three- and five-year periods ended December 31, 2025. The Board also noted that each class outperformed the Russell Midcap Value Index (the “Midcap Value Index”) for the three- and five-year periods, and underperformed for the one- and ten-year periods, except the Fund’s Institutional Class, which performed equal to the Midcap Value Index for the ten-year period.
The Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in light of the overall recent market conditions. In evaluating the performance data, the Board also took into account the Sub-Adviser’s data-driven security analysis process and portfolio construction methodology, its research capabilities and the organization and experience of its Quantitative Investment Strategies team, in addition to its risk management and oversight controls. The Board also considered the Sub-Adviser’s performance attribution commentary, including, among other things, the impact of various sector and individual stock exposures on performance over various periods. In addition, the Board took into account ECM’s processes for overseeing and analyzing the Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring. Also relevant to the Board’s evaluation was ECM’s assessment that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of the Sub-Adviser.

The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Adviser from their relationships with the Fund. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services. In addition, the Board noted that ECM has contractually agreed to limit the fees and expenses of the Fund for a one-year renewable term through April 30, 2027.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.
The Board observed that the Contractual Management Fee for each class of the Fund was lower than its peer group median contractual management fee. The Board also observed that the Fund’s total annual operating expense ratio for each class was lower than the median total operating expense ratio of the peer group, ranking in the first quintile of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses).
The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund. With respect to GSAM, the Board noted that the Sub-Adviser provided its standard institutional account fee schedule for the mid cap value strategy, as disclosed in the firm’s Form ADV, which was higher than the fee charged to ECM. The Board also noted the Sub-Adviser’s statement that negotiated fee schedules are a function of the size of the mandate, the applicable benchmark, investment guidelines, account inception date and level of servicing required. In addition, the Board considered the Sub-Adviser’s statement that it believes the fees paid by ECM are appropriate based on the foregoing factors and in light of the quality of services provided. The Board also recognized that ECM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between ECM and the Sub-Adviser.
The Board further considered the overall financial soundness of ECM and the Sub-Adviser and the profits estimated to have been realized by ECM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and the profitability information from ECM and the Sub-Adviser.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax profitability margins for the latest available fiscal year for certain publicly-traded investment management and financial services firms, as compared to ECM’s overall profits. The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of products it manages, its mix of businesses and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations.Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets. The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to the Fund and shareholders. In its evaluation, the Board noted that while the management fee was set at a flat rate, the sub-advisory fee contained a breakpoint schedule that would reduce the relevant fee rate on assets above specified levels as the Fund’s assets increased. The Board considered that the sub-advisory fee under the Sub-Advisory Agreement is paid by ECM out of the management fee that it receives under the Advisory Agreement and the sub-advisory fees are negotiated at arm’s length.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. With respect to GSAM, the Board noted that improved trading efficiencies resulting from aggregated Fund orders with other advisory accounts and potential economies of scale from infrastructure enhancements in support of its services to the Fund are the principal “fall-out” benefits derived by the Sub-Adviser from its relationship with the Fund.
The Board noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services. Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, its affiliates or the Sub-Adviser.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

Empower S&P Mid Cap 400 Index Fund
The Board of Directors (the “Board”) of Empower Funds, Inc. (“Empower Funds”), including the Directors who are not interested persons of Empower Funds (the “Independent Directors”), at a meeting held on April 29, 2026 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and Empower Funds, on behalf of Empower S&P Mid Cap 400 Index Fund (the “Fund”), a series of Empower Funds, and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among Empower Funds, ECM and Keyridge Asset Management Limited (formerly, Irish Life Investment Managers Limited) (the “Sub-Adviser” or “Keyridge”), with respect to the Fund. (ECM is a wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”). Keyridge is an affiliate of ECM and Empower of America.)
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. ECM is responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 25, 2026 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. A Broadridge representative met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology. In addition, the Independent Directors discussed with Broadridge an analysis comparing ECM’s profitability on its investment management business to that of publicly traded investment managers. Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Trustees convened prior to the April Board Meeting, on April 7, 2026, and again at a session held immediately prior to the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their experience in governing the Fund and other series of Empower Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for Empower Funds, including the services and support provided to Empower Funds, including the Fund and its shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower whereby Empower provides employees, office space, and various other corporate services for ECM. (Empower is an indirect wholly-owned subsidiary of Empower of America. References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund and each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. The Board also considered, as applicable, each adviser’s reputation for management of its investment strategies, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
In addition, the Board considered, as applicable, each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services. Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency. With respect to ECM, the Board also took into account various organizational, business and personnel developments and initiatives, including resource and process enhancements.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures. The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of and compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”), as well as a recent restructuring of the compliance function at ECM. The Board noted the CCO’s assessment that the Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule. The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser and ECM each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, labor market data and unemployment rates, monetary and fiscal policy developments, including interest rate expectations and inflation, and emerging issues. In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and the Sub-Adviser.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. In assessing the Fund’s performance, the Board considered that the Fund’s investment objective is to seek investment results, before fees and expenses, that track the total return of the common stocks that comprise the Standard & Poor’s MidCap 400® Index (the “Index”). Therefore, the Board evaluated the performance information for the Fund’s Investor Class and Institutional Class as compared to the Index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2025. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of the Index and to a peer group of funds.
The Board observed that although the annualized returns of the Fund’s Investor Class were in the fourth, fifth, fifth and fifth quintiles, respectively, of its performance universe for the one-, three-, five- and ten-year periods ended December 31, 2025 (the first quintile being the best performers and the fifth quintile being the worst performers), the Fund’s Institutional Class outperformed its performance universe median for each period reviewed, ranking in the second, third, third and second quintiles of its performance universe for the one-, three-, five- and ten-year periods ended December 31, 2025, respectively.
In evaluating the performance data, the Board considered the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, noting that the Fund is not actively managed. Taking the foregoing into account and the expectations of shareholders in this regard, the Board further noted that the investment performance of the Fund in absolute terms and relative to the performance universe was not of the importance that normally attaches to the performance of actively managed funds. In this regard, the Board observed that, although the Fund underperformed the Index for each period reviewed, such underperformance was attributable primarily to the Fund’s fees and expenses and that the Fund’s performance on a gross of fees and expenses basis (i.e., excluding the effect of fees and expenses on Fund performance) was generally consistent with the Index, indicating that the Fund tracked the Index in an appropriate manner.
The Board considered the Sub-Adviser’s approach to managing indexed investment portfolios, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things. In addition, the Board considered ECM’s processes for overseeing and analyzing the Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring. Also relevant to the Board’s evaluation was ECM’s assessment that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of the Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Adviser from their relationships with the Fund. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services. Furthermore, the Board noted that ECM has contractually agreed to limit the fees and expenses of the Fund for a one-year renewable term through April 30, 2027.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.
The Board observed that the Contractual Management Fee for each class of the Fund was lower than its respective peer group median contractual management fee. The Board also observed that the Fund’s Investor Class total annual operating expense ratio was in the fourth quintile of its peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses). The Fund’s Institutional Class total annual operating expense ratio was lower than the median of its peer group, ranking in the second quintile of its peer group.
The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund. Although not identified specifically as accounts or products comparable to the Fund, the Board noted that the information provided by the Sub-Adviser included the fees charged by Keyridge to ECM for the other series of Empower Funds sub-advised by Keyridge, including other equity index funds and passively managed sleeves of two other equity funds (collectively, the “Keyridge Sub-Advised Funds”). The Board also noted the Sub-Adviser’s statement that the sub-advisory fee charged to ECM for the Fund is consistent with pricing for mandates of similar size and for similar services.

The Board further considered the overall financial soundness of ECM and the Sub-Adviser and the profits estimated to have been realized by ECM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from ECM and the Sub-Adviser.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax profitability margins for the latest available fiscal year for certain publicly-traded investment management and financial services firms, as compared to ECM’s overall profits. The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of products it manages, its mix of businesses and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations. In evaluating the information provided by the Sub-Adviser, the Board noted that the Sub-Adviser’s profitability was based on the Sub-Adviser’s aggregate profitability for providing sub-advisory services to the Keyridge Sub-Advised Funds (i.e., including the Fund).
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets. The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset and investments in the business intended to enhance services available to the Fund and shareholders. In its evaluation, the Board noted that the management fee schedule contained breakpoints that would reduce the management fee rate on assets above specified levels as the Fund’s assets increased. In addition, the Board took into account that the sub-advisory fee under the Sub-Advisory Agreement is paid by ECM out of the management fee it receives under the Advisory Agreement, which, as noted, includes breakpoints.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted the Sub-Adviser’s statement that its primary “fall-out” benefit from managing the Fund is the reputational value associated with serving as Sub-Adviser which may support its business growth in the U.S. and elsewhere in the future.
The Board noted where services were provided to the Fund by affiliates of ECM and the Sub-Adviser, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.

In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services. Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, the Sub-Adviser or their affiliates.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

Empower T. Rowe Price Mid Cap Growth Fund
The Board of Directors (the “Board”) of Empower Funds, Inc. (“Empower Funds”), including the Directors who are not interested persons of Empower Funds (the “Independent Directors”), at a meeting held on April 29, 2026 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and Empower Funds, on behalf of Empower T. Rowe Price Mid Cap Growth Fund (the “Fund”), a series of Empower Funds, and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among Empower Funds, ECM and T. Rowe Price Investment Management, Inc. (“TRPIM” or the “Sub-Adviser”), with respect to the Fund.
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, ECM is responsible for allocating the Fund’s assets among one or more sub-advisers - including, in this case, TRPIM. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits ECM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person. Under this structure, ECM is responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 25, 2026 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. A Broadridge representative met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology. In addition, the Independent Directors discussed with Broadridge an analysis comparing ECM’s profitability on its investment management business to that of publicly traded investment managers. Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened prior to the April Board Meeting, on April 7, 2026, and again at a session held immediately prior to the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their experience in governing the Fund and other series of Empower Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for Empower Funds, including the services and support provided to Empower Funds, including the Fund and its shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.

Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower whereby Empower provides employees, office space, and various other corporate services for ECM. (Each of Empower and ECM is an indirect wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”). References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
The Board also considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services. Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency. With respect to ECM, the Board also took into account various organizational, business and personnel developments and initiatives, including resource and process enhancements.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures. The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of and compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”), as well as a recent restructuring of the compliance function at ECM. The Board considered the CCO’s assessment that the Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule. The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser and ECM each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, labor market data and unemployment rates, monetary and fiscal policy developments, including interest rate expectations and inflation, and emerging issues. In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and/or the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and the Sub-Adviser.

Investment Performance
The Board received and considered information regarding the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against a benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2025. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of a benchmark index and the performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of a benchmark index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class for the one-, three-, five- and ten-year periods ended December 31, 2025 were in the fourth, fourth, third and fourth quintiles, respectively, of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers), which, as to the annualized returns for the five-year period ended December 31, 2025, exceeded the performance universe median. As to the Fund’s Institutional Class, the Board observed that annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2025 were in the third, fourth, second and fourth quintiles, respectively, of its performance universe, exceeding the performance universe median for the five-year period. The Board also noted that the Fund’s annualized returns underperformed the Russell Midcap Growth Index each period reviewed.
The Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in the context of overall recent market conditions. In addition, the Board considered the Sub-Adviser’s investment decision-making process, the organization, experience and composition of its investment personnel and its portfolio risk controls, among other things, as well as its performance attribution commentary. The Board’s assessment of performance results was also informed by its understanding of ECM’s processes for overseeing and analyzing the Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring. Also relevant to the Board was ECM’s view that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of the Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM from its relationship with the Fund. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services. Furthermore, the Board noted that ECM has contractually agreed to limit the fees and expenses of the Fund for a one-year renewable term through April 30, 2027.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.
The Board observed that the Contractual Management Fee, as to the Investor Class, was lower than its peer group median contractual management fee and as to the Institutional Class, was equal to its peer group median contractual management fee. The Board also observed that, as to each class of the Fund, the Fund’s total annual operating expense ratio was lower than its respective peer group median expense ratio, ranking in the first quintile of its peer group with respect to the Investor Class (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses) and in the second quintile of its peer group with respect to the Institutional Class.
The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund. As to the fees charged by the Sub-Adviser to other clients with similar objectives and policies as the Fund, the Board received information from the Sub-Adviser regarding its standard fee schedule for actively managed non-investment company U.S. mid-cap growth separate accounts using an investment strategy similar to the Fund, as well as the fees charged by the Sub-Adviser to its retail mutual fund and other sub-advised mutual funds it manages in the same investment style as the Fund. The Board noted the statement from T. Rowe Price that variances in fee schedules may be attributable to various factors, including portfolio size, overall client relationship, nature of services provided, investment strategies offered and other factors. The Board reviewed the foregoing, as well as the Sub-Adviser’s statements regarding the process for negotiating sub-advisory fee schedules with unaffiliated advisers and certain differences in fee schedules resulting from this process. Taking into account the foregoing, the Board noted that the fees charged by the Sub-Adviser for these other accounts and products identified as comparable to the Fund appeared to be competitive to the fees charged to ECM for the Fund. In addition, the Board noted that ECM, not the Fund, pays the sub-advisory fees to the Sub-Adviser and that such fees were negotiated at arm’s length between ECM and the Sub-Adviser.
The Board further considered the overall financial soundness of ECM and the Sub-Adviser and the profits estimated to have been realized by ECM and its affiliates. The Board reviewed the financial statements from ECM and the Sub-Adviser and profitability information from ECM.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax profitability margins for the latest available fiscal year for certain publicly-traded investment management and financial services firms, as compared to ECM’s overall profits. The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of products it manages, its mix of businesses and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations. With respect to the Sub-Adviser, the Board considered the firm’s statement that it would be extremely difficult to assign the costs and expenses associated with its services and personnel to the Fund and, for this reason, it does not generally prepare fund or account-level profitability analyses for sub-advisory relationships. The Board noted that since the agreement with the Sub-Adviser is arm’s length, such information regarding the Sub-Adviser was not relevant to its consideration of the continuation of the Sub-Advisory Agreement.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets. The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to the Fund and shareholders. In its evaluation, the Board noted the sub-advisory fee schedule contains breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the Fund’s assets increased. The Board also noted that ECM and the Sub-Adviser have implemented a relationship pricing discount based on the combined assets of the Fund and another series of Empower Funds sub-advised by the Sub-Adviser (together, the “T. Rowe Price Sub-Advised Funds”), which reduces the sub-advisory fees at specified combined asset levels as the assets of the T. Rowe Price Sub-Advised Funds increase.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Adviser may receive ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Fund brokerage to such brokers. The Board also noted the Sub-Adviser’s statement that it is not aware of any other indirect benefits derived from its relationship with the Fund.
The Board also noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services. Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, its affiliates or the Sub-Adviser.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 8 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 9 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 10 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS OF APPROVAL OF INVESTMENT ADVISORY CONTRACT.

(a) Item 11 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item 407(c)(2)(iv) of Regulation S-K.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a) (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(4) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMPOWER FUNDS, INC.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: August 20, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: August 20, 2026

By: /s/ Kelly B. New

Kelly B. New
Chief Financial Officer & Treasurer

Date: August 20, 2026